Strategic Funds, Inc.

-          Dreyfus Select Managers Small Cap Growth Fund (the "Fund")

Incorporated herein by reference is the revised version of the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 30, 2016 (SEC Accession No. 0000737520-16-000158).